UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08238

MORGAN STANLEY INDIA INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/09

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley India Investment Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
COMMON STOCKS (92.0%) (Unless Otherwise Noted)
Auto Components (0.0%)
Apollo Tyres Ltd.	18,750	$7
Patheja Forgings & Auto Parts Manufacturers Ltd. (a)(b)(c)	450,000	—
		7
Automobiles (6.1%)
Hero Honda Motors Ltd.	457,385	9,690
Maruti Suzuki India Ltd.	316,200	4,898
		14,588
Chemicals (2.2%)
ICI India Ltd.	25,000	218
United Phosphorus Ltd.	2,586,132	5,042
		5,260
Commercial Banks (24.3%)
Axis Bank Ltd.	628,900	5,197
Bank of Baroda	1,181,993	5,495
Bank of India	1,242,600	5,414
HDFC Bank Ltd.	1,070,469	20,748
ICICI Bank Ltd.	835,300	5,535
State Bank of India Ltd.	634,864	13,465
Union Bank of India	837,800	2,436
		58,290
Construction & Engineering (3.2%)
Larsen & Toubro Ltd.	501,400	6,684
Madhucon Projects Ltd.	804,045	905
		7,589
Construction Materials (2.9%)
Ambuja Cements Ltd.	3,343,500	4,657
India Cements Ltd.	1,124,684	2,364
		7,021
Electrical Equipment (9.0%)
Bharat Heavy Electricals Ltd.	643,828	19,287
Jyoti Structures Ltd.	2,070,488	2,253
		21,540
Food Products (4.8%)
Balrampur Chini Mills	2,655,100	2,780
Nestle India Ltd.	281,784	8,660
		11,440
Household Products (6.2%)
Hindustan Unilever Ltd.	3,183,600	14,927

Industrial Conglomerates (2.7%)
Jaiprakash Associates Ltd.	3,951,000	6,554

Information Technology Services (8.3%)
Infosys Technologies Ltd.	763,500	19,954

Media (2.1%)
Deccan Chronicle Holdings Ltd.	3,888,224	3,636
Television Eighteen India Ltd. (b)	946,936	1,330
		4,966
Oil, Gas & Consumable Fuels (8.8%)
Hindustan Petroleum Corp. Ltd.	927,115	4,921
Reliance Industries Ltd.	543,600	16,281
		21,202
Packaging & Containers (0.7%)
Ess Dee Aluminum Ltd.	549,519	1,638

Real Estate Management & Development (0.6%)
Phoenix Mills Ltd.	1,112,831	1,487

Software (1.7%)
Geodesic Ltd.	3,222,481	4,024

Tobacco (4.3%)
ITC Ltd.	2,841,500	10,358

Wireless Telecommunication Services (4.1%)
Bharti Airtel Ltd. (c)	785,200	9,748
TOTAL COMMON STOCKS (Cost $314,735)		220,593

SHORT-TERM INVESTMENT (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $1,623) (d)	1,622,762	1,623
TOTAL INVESTMENTS (92.7%) (Cost $316,358) +(e)		222,216
OTHER ASSETS IN EXCESS OF LIABILITIES (7.3%)		17,431
NET ASSETS (100%)		$239,647

(a)	Security has been deemed illiquid at March 31, 2009.
(b)

At March 31, 2009, the Fund held approximately $1,330,000 of fair valued securities, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Non-income producing security.
(d)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $5,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $1,499,000 and $35,688,000, respectively.

(e)

The approximate market value and percentage of total investments, $220,593,000 and 99.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $316,358,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $94,142,000 of which $21,252,000 related to appreciated securities and $115,394,000 related to depreciated securities.

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in
Valuation Inputs	Securities (000)
Level 1 - Quoted Prices	$1,623
Level 2 - Other Significant Observable Inputs	220,593
Level 3 - Significant Unobservable Inputs	—	*
Total	$222,216

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used to determine fair value.

Investments in
Securities
(000)
Balance as of 12/31/08	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 3/31/09	$—	*
The amount of total realized gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/09	—

* Includes a security which are valued at zero.

Security Valuation — Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley India Investment Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2009